Selected Statement of Operations Data (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selling and marketing expenses:
Selling and marketing expenses	$ 1,105	$ 1,173	$ 1,140
Selling and marketing expense [Member]
Selling and marketing expenses:
Payroll and related expenses	911	949	963
Depreciation and amortization	5	4	3
Travel and conventions	71	123	79
Other	$ 118	$ 97	$ 95